INTEREST AND OTHER FINANCE COSTS	12 Months Ended
Dec. 31, 2025
INTEREST AND OTHER FINANCE COSTS
INTEREST AND OTHER FINANCE COSTS

11.   INTEREST AND OTHER FINANCE COSTS

The following table presents GFL’s interest and other finance costs for the periods indicated, excluding the results of GFL Environmental Services which has been classified as discontinued operations:

	Year ended December 31,
	2025	2024(1)
Interest	$456.2	$563.6
Termination of hedged arrangements	30.5	17.2
Amortization of deferred financing costs	33.6	22.7
Accretion of landfill closure and post-closure obligations	53.9	41.5
Other finance costs	21.0	20.8
Interest and other finance costs	$595.2	$665.8
(1)	Comparative figures have been re-presented, refer to Note 2 and 23.